UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-21172

                      Scudder RREEF Real Estate Fund, Inc.
                      ------------------------------------
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
         (Address of principal executive offices)             (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period: 9/30/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Investment Portfolio                       as of September 30, 2005  (Unaudited)
--------------------------------------------------------------------------------


Scudder RREEF Real Estate Fund, Inc.


                                                         Shares       Value ($)
                                               ---------------------------------

--------------------------------------------------------------------------------
    Common Stocks 111.6%
--------------------------------------------------------------------------------

Apartments 14.1%
Amli Residential Properties Trust (REIT)                   564,400    18,100,308
Apartment Investment & Management Co. "A" (REIT)           534,600    20,731,788
Avalonbay Communities, Inc. (REIT)                         171,600    14,706,120
GMH Communities Trust (REIT)                               305,500     4,481,685
                                                                     -----------
                                                                      58,019,901

Diversified 22.2%
American Campus Communities, Inc. (REIT) (a)               736,602    17,693,180
American Financial Realty Trust (REIT)                   1,048,800    14,892,960
Canyon Ranch Holdings LLC (REIT)                           230,400     6,300,465
Crystal River Capital 144A                                 167,500     4,187,500
Deerfield Triarc Capital Corp. (REIT)                      337,500     4,677,750
Digital Realty Trust, Inc. (REIT)                          409,500     7,371,000
iStar Financial, Inc. (REIT)                               521,600    21,088,288
Lexington Corporate Properties Trust (REIT)                659,100    15,521,805
                                                                     -----------
                                                                      91,732,948

Health Care 9.9%
National Health Realty, Inc. (REIT)                         72,100     1,399,461
Senior Housing Properties Trust (REIT)                     613,700    11,660,300
Ventas, Inc. (REIT)                                        868,800    27,975,360
                                                                     -----------
                                                                      41,035,121

Hotels 7.8%
DiamondRock Hospitality Co. (REIT)                         471,000     5,534,250
Eagle Hospitality Properties Trust, Inc. (REIT)            352,900     3,521,942
Hersha Hospitality Trust (REIT)                            535,300     5,315,529
Strategic Hotel Capital, Inc. (REIT)                       690,900    12,615,834
Winston Hotels, Inc. (REIT)                                504,600     5,046,000
                                                                     -----------
                                                                      32,033,555

Industrial 10.2%
First Industrial Realty Trust, Inc. (REIT)                 376,200    15,066,810
Liberty Property Trust (REIT)                              633,900    26,966,106
                                                                     -----------
                                                                      42,032,916

Office 18.4%
Arden Realty Group, Inc. (REIT)                            487,400    20,066,258
Glenborough Realty Trust, Inc. (REIT)                      261,600     5,022,720
Highwoods Properties, Inc. (REIT)                          481,500    14,209,065
HRPT Properties Trust (REIT)                             1,254,971    15,574,190
Mack-Cali Realty Corp. (REIT)                              468,800    21,067,872
                                                                     -----------
                                                                      75,940,105

Regional Malls 16.4%
Feldman Mall Properties, Inc. (REIT)                       436,300     5,671,900
Glimcher Realty Trust (REIT)                             1,024,050    25,058,503
Simon Property Group, Inc. (REIT)                          419,597    31,100,530
The Macerich Co. (REIT)                                     91,000     5,909,540
                                                                     -----------
                                                                      67,740,473

Shopping Centers 8.2%
Heritage Property Investment Trust (REIT)                  518,900    18,161,500
Regency Centers Corp. (REIT)                               274,000    15,741,300
                                                                     -----------
                                                                      33,902,800

Storage 4.4%
Extra Space Storage, Inc. (REIT)                         1,233,797    18,027,008
--------------------------------------------------------------------------------
Total Common Stocks (Cost $317,507,941)                              460,464,827

                                                        Principal
                                                        Amount ($)     Value ($)
                                               ---------------------------------

--------------------------------------------------------------------------------
    Convertible Bond 1.3%
--------------------------------------------------------------------------------

Hotels
MeriStar Hospitality Corp., 9.5%, 4/1/2010 (REIT)        4,000,000     5,210,000
(Cost $4,000,000)

                                                          Shares       Value ($)
                                               ---------------------------------

--------------------------------------------------------------------------------
    Preferred Stocks 20.0%
--------------------------------------------------------------------------------

Apartments 1.4%
Associated Estates Realty Corp., 8.70%, Series II (REIT)   221,000     5,757,050

Diversified 0.9%
Digital Realty Trust, Inc., 8.5%, Series A (REIT)          151,200     3,987,900

Health Care 1.4%
LTC Properties, Inc., 8.0%, Series F (REIT)                225,000    5,771,250

Hotels 7.1%
Boykin Lodging Co., 10.5%, Series A (REIT)                  84,600     2,250,360
Eagle Hospitality Properties Trust, Inc., 176,800        4,453,150
    8.25%, Series A (REIT)
Equity Inns, Inc., 8.750%, Series B (REIT)                 498,000    13,072,500
Strategic Hotel Capital, Inc., 8.5%, 144A (REIT)           167,500     4,370,712
Sunstone Hotel Investors, Inc., 8.0%, Series A (REIT)      196,500     5,053,744
                                                                   -------------
                                                                      29,200,466

Regional Malls 1.3%
Taubman Centers, Inc., 8.3%, Series A (REIT)                40,510     1,026,523
Taubman Centers, Inc., 8.0%, Series G (REIT)               170,747     4,439,422
                                                                   -------------
                                                                       5,465,945

Shopping Centers 7.8%
Cedar Shopping Centers, Inc., 8.875% (REIT)                150,000     3,900,000
Ramco-Gershenson Properties Trust, 9.5%, Series B (REIT)   208,000     5,611,840
The Mills Corp., 9.0%, Series C (REIT)                     364,400     9,497,175
The Mills Corp., 8.75%, Series E (REIT)                    190,000     5,035,000
Urstadt Biddle Properties, Inc., 8.5%, Series C (REIT)      75,000     8,022,660
                                                                   -------------
                                                                      32,066,675

Storage 0.1%
Public Storage, Inc., 10.00%, Series A (REIT)               12,800       362,240
--------------------------------------------------------------------------------
Total Preferred Stocks (Cost $78,544,898)                             82,611,526

--------------------------------------------------------------------------------
    Other 3.4%
--------------------------------------------------------------------------------
Innkeepers USA Trust (REIT) (Limited Partnership) (b)      901,333    14,205,008
    (Cost $8,662,729)

--------------------------------------------------------------------------------
    Cash Equivalents 0.5%
--------------------------------------------------------------------------------
Scudder Cash Management QP Trust, 3.74%  (c)             2,185,998     2,185,998
  (Cost $2,185,998)
                                                             % of
                                                       Net Assets      Value ($)
                                                     ----------------------------
Total Investment Portfolio (Cost $ 410,901,566)             136.8    564,677,359
Other Assets and Liabilities, Net                             2.0      8,123,514
Preferred Stock, at Redemption Value                        (38.8) (160,000,000)
 --------------------------------------------------------------------------------

Net Assets                                                  100.0    412,800,873

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

(a) Affiliated issuer. An affiliated issuer is a company in which the Fund has ownership of at least 5% of the outstanding voting securities. A summary of the Fund's transactions during the nine months ended September 30, 2005 with companies which are or were affiliates is as follows:

                                                       Realized
                      Common    Purchase      Sales    Gain/       Dividend       Value at
Affiliate             Shares     Cost($)     Cost($)   Loss($)     Income($)    9/30/2005 ($)
----------------------------------------------------------------------------------------------
American Campus
Communities, Inc.

(REIT)               736,602        -           -          -          248,603    15,468,642
----------------------------------------------------------------------------------------------
Heritage Property
Investment Trust

(REIT)               518,900        -           -          -          817,268    18,161,500
----------------------------------------------------------------------------------------------

                                                                   1,563,0788   35,854,680
----------------------------------------------------------------------------------------------

(b) The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange
     Commission under the Securities Act of 1933. The fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

                                    Acquisition                                         As a % of
Restricted Security                     Date                Cost ($)       Value ($)    Net Assets
---------------------------------------------------------------------------------------------------
InnKeepers USA Trust (REIT)        November 2002-
(Limited Partnership)              September 2005          8,662,729       14,205,008      3.4
---------------------------------------------------------------------------------------------------

(c)  Scudder  Cash  Management  QP  Trust  is  managed  by  Deutsche  Investment
     Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust

At September 30, 2005, open interest rate swaps were as follows:

  Effective/                                                       Cash Flows
  Expiration            Notional          Cash Flows Paid         Received by              Unrealized
     Dates             Amount ($)           by the Fund             the Fund            Appreciation ($)
-------------------------------------------------------------------------------------------------------------
   1/14/2008             40,000,000+      Fixed -- 2.992%          USD-Floating                  1,324,000
   1/14/2008                                                       LIBOR BBA
   3/17/2004             40,000,000+      Fixed -- 3.247%          USD-Floating                  1,105,000
   1/28/2008                                                       LIBOR BBA
   3/17/2004             40,000,000+      Fixed -- 3.769%          USD-Floating                  1,214,000
   1/28/2010                                                       LIBOR BBA
   3/17/2004             40,000,000+      Fixed -- 4.258%          USD-Floating                    897,000
   1/28/2010                                                       LIBOR BBA
 ----------------------------------------------------------------------------------------------------------
Total unrealized
appreciation                                                                                    4,540,000
 ----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------

Counter Party:
+  UBS AG

LIBOR: represents London InterBank Offered Rate.
BBA: British Bankers' Association

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder RREEF Real Estate Fund, Inc.


By:                                 /s/Vincent J. Esposito
                                    ----------------------
                                    Vincent J. Esposito
                                    President

Date:                               November 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder RREEF Real Estate Fund, Inc.


By:                                 /s/Vincent J. Esposito
                                    ----------------------
                                    Vincent J. Esposito
                                    President

Date:                               November 22, 2005



By:                                 /s/Paul Schubert
                                    ----------------------
                                    Paul Schubert
                                    Chief Financial Officer and Treasurer

Date:                               November 22, 2005